Income Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Expenses
Summary of income tax expenses

	Year Ended December 31,
	2013	2014	2015	2015
	(RMB)	(RMB)	(RMB)	($)
Current	27,150,033	26,403,549	44,706,746	6,884,739
Deferred	—	—	(1,755,197)	(270,296)

Income tax expenses	27,150,033	26,403,549	42,951,549	6,614,443

Schedule of principal components of the deferred income tax assets

	As of December 31,
	2014	2015	2015
	(RMB)	(RMB)	($)
Non-current deferred tax assets:
Impairment of property, plant and equipment	—	1,755,197	270,296

Valuation allowances	—	—	—

Net non-current deferred income tax assets	—	1,755,197	270,296

Schedule of reconciliation between total income tax expenses and the amount computed by applying the statutory income tax rate to income before income tax expenses
	Year Ended December 31,
	2013	2014	2015
Statutory rate	25.00%	25.00%	25.00%
Expenses not deductible	0.45%	—%	—%

Effective tax rate	25.45%	25.00%	25.00%